Income Taxes - Summary of Taxation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Rate Reconciliation [Line Items]
Income tax benefit (expense)	$ 16	$ 15	$ 59
Effective tax rate	0.00%	0.00%	0.00%
Norwegian Tonnage Tax Regime [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax benefit (expense)	$ 28	$ 29	$ 70
UK [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax benefit (expense)	$ (12)	$ (14)	$ (11)